Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Head Lease Receipts [Member]
Estimated Future minimum rental payments to be received and paid under the lease contracts
2013	$ 28,843
2014	28,828
2015	22,188
2016	21,242
2017	21,242
Thereafter	239,063
Total	361,406
Sublease Payments [Member]
Estimated Future minimum rental payments to be received and paid under the lease contracts
2013	24,779
2014	24,779
2015	24,779
2016	24,779
2017	24,779
Thereafter	278,884
Total	$ 402,779